Loans, Impaired Loans, And Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail)
$ in Millions
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 669,501
Allowance for loan losses	3,531
Loans, net of allowance	665,970
Acquired credit-impaired loans	453
Allowance for loan losses	18
Acquired credit-impaired loans, net of allowance for loan losses	435
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	224,957
Allowance for loan losses	105
Loans, net of allowance	224,852
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	168,722
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	47,997
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,373
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,473
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	392
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	172,033
Allowance for loan losses	1,101
Loans, net of allowance	170,932
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	88,889
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	49,198
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,071
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,361
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	514
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,018
Allowance for loan losses	1,003
Loans, net of allowance	34,015
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,245
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,846
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,593
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,213
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	121
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	237,493
Allowance for loan losses	1,322
Loans, net of allowance	236,171
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	563
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	118,471
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	113,950
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,509
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	550,000
Allowance for off balance sheet credit instruments	1,029
Total off balance sheet credit instruments, net of allowance	548,971
Off-balance sheet credit risks [member] | Retail Exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	249,151
Off-balance sheet credit risks [member] | Retail Exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	53,090
Off-balance sheet credit risks [member] | Retail Exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,767
Off-balance sheet credit risks [member] | Retail Exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,403
Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	168,316
Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	62,311
Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,962
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	648,143
Allowance for loan losses	1,628
Loans, net of allowance	646,515
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	222,509
Allowance for loan losses	24
Loans, net of allowance	222,485
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	168,690
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	47,821
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,106
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	892
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	165,080
Allowance for loan losses	574
Loans, net of allowance	164,506
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	87,906
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	48,008
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,008
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,158
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	32,796
Allowance for loan losses	379
Loans, net of allowance	32,417
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,234
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,780
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,347
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,435
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	227,758
Allowance for loan losses	651
Loans, net of allowance	227,107
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	118,414
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	108,678
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	666
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	540,607
Allowance for off balance sheet credit instruments	550
Total off balance sheet credit instruments, net of allowance	540,057
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail Exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	246,575
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail Exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	51,961
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail Exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,298
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail Exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,765
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	167,993
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	60,002
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	18,204
Allowance for loan losses	1,217
Loans, net of allowance	16,987
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,739
Allowance for loan losses	34
Loans, net of allowance	1,705
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	32
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	176
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	267
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,264
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,622
Allowance for loan losses	349
Loans, net of allowance	5,273
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	983
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,190
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,063
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,386
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,768
Allowance for loan losses	283
Loans, net of allowance	1,485
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	66
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	246
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,445
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,075
Allowance for loan losses	551
Loans, net of allowance	8,524
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	57
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,272
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,746
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	9,393
Allowance for off balance sheet credit instruments	479
Total off balance sheet credit instruments, net of allowance	8,914
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail Exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,576
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail Exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,129
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail Exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	469
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail Exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	638
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	323
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,309
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,949
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,154
Allowance for loan losses	686
Loans, net of allowance	2,468
Acquired credit-impaired loans	453
Allowance for loan losses	18
Acquired credit-impaired loans, net of allowance for loan losses	435
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	709
Allowance for loan losses	47
Loans, net of allowance	662
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	317
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	392
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,331
Allowance for loan losses	178
Loans, net of allowance	1,153
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	817
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	514
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	454
Allowance for loan losses	341
Loans, net of allowance	113
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	333
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	121
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	660
Allowance for loan losses	120
Loans, net of allowance	540
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	563
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 97